Earnings Per Share (Details) - Schedule of Earnings Per Share - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Earnings Per Share [Abstract]
(Loss)/Profit for the year available to common shareholders (in Dollars)	$ (1,635,837)	$ (403,035)
Weighted average number of common shares (in Shares)	36,808,689	34,154,062
Par value	$ 0.01	$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	(0.04)	(0.01)
Diluted earnings/(loss) per common share	$ (0.04)	$ (0.01)